Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Including Assessed Tax	$ 15,239,434	$ 12,758,715	$ 16,502,209	$ 14,960,450
Product sales [Member]
Revenue from Contract with Customer, Including Assessed Tax	14,982,117	12,676,582	16,037,221	14,960,450
Service [Member]
Revenue from Contract with Customer, Including Assessed Tax	67,753		197,068
Licensing [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 189,564	$ 82,133	$ 267,920	$ 0